NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
NATURE OF OPERATIONS
NATURE OF OPERATIONS

First Mining Gold Corp. (the “Company” or “First Mining”) is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”. The Company’s head office and principal address is Suite 2070 – 1188 West Georgia Street, Vancouver, British Columbia, Canada, V6E 4A2. First Mining was incorporated on April 4, 2005. The Company changed its name to First Mining Gold Corp. in January 2018.

First Mining is advancing a portfolio of gold projects in Canada, with the most advanced project being the Springpole Gold Project in northwestern Ontario. The Company also holds a large equity position in Treasury Metals Inc. which is advancing the Goliath Gold Complex toward construction. First Mining’s portfolio of gold projects in eastern Canada also includes Hope Brook (being advanced in partnership with Big Ridge Gold Corp.), Cameron, Duparquet, Duquesne, and Pitt gold projects. In addition, the Company holds a 30% interest in the PC Gold Inc. legal entity which holds the Pickle Crow gold project (being advanced by Auteco Minerals Ltd).

In March 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The Company continues to evaluate the potential impacts arising from COVID-19 on all aspects of its business. For the year ended December 31, 2021, there were no significant financial impacts on the Company.